SCHEDULE OF FAIR VALUES OF ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($)			12 Months Ended
		Aug. 12, 2021	Dec. 31, 2020	Sep. 30, 2021		Dec. 31, 2019	Dec. 31, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets			$ 2,221,900	$ 2,586,366		$ 1,200,500
Goodwill (a.)(b.)			4,101,369	$ 20,695,024	[1]	$ 922,579
VelocIT [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Consideration paid		$ 15,400,668
Cash		662,176
Accounts receivable		961,581
Property and equipment		24,608
Total tangible assets		1,691,397
Total intangible assets		134,445
Accounts payable		528,571
Accrued expenses		222,095
Loans payable		1,071,313
Total assumed liabilities		3,248,829
Goodwill (a.)(b.)	[2],[3]	16,823,655
Prepaid expenses		37,941
Capitalizable expenses		5,091
Intellectual property		134,445
SBA loan payoff		1,426,850
Net liabilities assumed		$ (1,422,987)
Techville [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Consideration paid			1,356,908
Cash			65,037
Accounts receivable			80,289
Vehicle			58,693
Property and equipment
Total tangible assets			204,019
Total intangible assets			751,100
Line of credit			33,705
Accounts payable
Accrued expenses			117,742
Loans payable			50,896
Member distributions
Other liabilities			1,128
Total assumed liabilities			203,471
Net assets acquired			751,648
Goodwill (a.)(b.)	[4],[5]		605,260
Techville [Member] | Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets			330,300
Techville [Member] | Intellectual Property/Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets			224,000
Techville [Member] | Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets			164,000
Techville [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets			32,800
Clear Skies [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Consideration paid			932,000
Cash			189,143
Accounts receivable			189,150
Total tangible assets			378,293
Total intangible assets			370,300
Accounts payable			21,340
Loans payable			134,200
Member distributions			297,451
Total assumed liabilities			452,991
Net assets acquired			295,602
Goodwill (a.)(b.)	[6],[7]		636,398
Clear Skies [Member] | Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets			175,000
Clear Skies [Member] | Intellectual Property/Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets			175,000
Clear Skies [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets			20,300
Alpine [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Consideration paid			1,845,000
Cash			31,366
Accounts receivable			98,168
Property and equipment			24,503
Total tangible assets			154,037
Accrued expenses			95,118
Loans payable			151,051
Total assumed liabilities			246,169
Net assets acquired			(92,132)
Goodwill (a.)(b.)	[8],[9]		$ 1,937,132

[1]	As of September 30, 2021, the Company had not obtained a third-party valuation for the August 12, 2021, acquisition of VelocIT. As such, the purchase price allocation disclosed in this Quarterly Report for September 30, 2021, may change and, therefore, goodwill from the acquisition may change.
[2]	Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles are not deductible for tax purposes.
[3]	Goodwill represents expected synergies from the merger of operations and intangible assets that do not qualify for separate recognition. Cerberus and VelocIT are both cybersecurity service providers. The acquisition of VelocIT provided Cerberus potential sales synergies resulting from Cerberus’ access to VelocIT’s current client-base to offer additional services. These items will be assigned a fair value upon the completion of the third-party valuation and are not expected to change significantly.
[4]	Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles are not deductible for tax purposes.
[5]	Goodwill represents expected synergies from the merger of operations and intangible assets that do not qualify for separate recognition. Cerberus and Techville are both cybersecurity service providers. The acquisition of Techville provided Cerberus potential sales synergies resulting from Cerberus’ access to Techville’s current client-base to offer additional services.
[6]	Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles are not deductible for tax purposes.
[7]	Goodwill represents expected synergies from the merger of operations and intangible assets that do not qualify for separate recognition. Cerberus and Clear Skies are both cybersecurity service providers. The acquisition of Clear Skies provided Cerberus potential sales synergies resulting from Cerberus’ access to Clear Skies’ current client-base to offer additional services.
[8]	Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles are not deductible for tax purposes.
[9]	Goodwill represents expected synergies from the merger of operations and intangible assets that do not qualify for separate recognition. Cerberus and Alpine are both cybersecurity service providers. The acquisition of Alpine provided Cerberus potential sales synergies resulting from Cerberus’ access to Alpine’s current client-base to offer additional services. These items will be assigned a fair value upon the completion of the third-party valuation and are expected to change significantly.